ALGER GLOBAL EQUITY FUND
QUARTERLY REPORT
July 31, 2025 (UNAUDITED)

ALGER GLOBAL EQUITY FUND
Schedule of Investments July 31, 2025 (Unaudited)

	SHARES	VALUE
COMMON STOCKS—96.9%
BRAZIL—3.0%
BROADLINE RETAIL—1.8%
MercadoLibre, Inc.*	170	$ 403,561
DIVERSIFIED BANKS—1.2%
NU Holdings, Ltd., Cl. A*	21,663	264,722

TOTAL BRAZIL (Cost $401,104)		668,283
CANADA—5.2%
APPLICATION SOFTWARE—1.9%
The Descartes Systems Group, Inc.*	3,960	418,809
DIVERSIFIED SUPPORT SERVICES—1.1%
Element Fleet Management Corp.	9,824	255,526
INTERNET SERVICES & INFRASTRUCTURE—2.2%
Shopify, Inc., Cl. A*	3,933	480,754

TOTAL CANADA (Cost $906,090)		1,155,089
CHINA—4.0%
CONSTRUCTION MACHINERY & HEAVY TRANSPORTATION EQUIPMENT—1.9%
Weichai Power Co., Ltd., Cl. H	191,000	404,895
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—2.1%
Xiaomi Corp., Cl. B*	69,689	468,864

TOTAL CHINA (Cost $830,478)		873,759
GERMANY—5.5%
AEROSPACE & DEFENSE—1.8%
MTU Aero Engines AG	919	396,419
INDUSTRIAL CONGLOMERATES—2.1%
Siemens AG	1,773	451,589
MOVIES & ENTERTAINMENT—1.6%
CTS Eventim AG & Co. KGaA	3,117	351,985

TOTAL GERMANY (Cost $1,118,966)		1,199,993
INDIA—1.9%
DIVERSIFIED BANKS—1.9%
ICICI Bank, Ltd. ADR	12,174	410,264
(Cost $304,423)
INDONESIA—1.5%
DIVERSIFIED BANKS—1.5%
PT Bank Central Asia Tbk	640,653	321,092
(Cost $397,383)
See Notes to Financial Statements.

ALGER GLOBAL EQUITY FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—96.9% (CONT.)
ITALY—2.3%
DIVERSIFIED BANKS—2.3%
FinecoBank SpA	23,598	$ 502,497
(Cost $486,360)
JAPAN—8.5%
DIVERSIFIED BANKS—2.2%
Mizuho Financial Group, Inc.	16,800	492,772
INDUSTRIAL CONGLOMERATES—3.5%
Hitachi, Ltd.	25,350	775,727
INTERACTIVE HOME ENTERTAINMENT—2.8%
Nintendo Co., Ltd.	7,326	612,299

TOTAL JAPAN (Cost $1,362,787)		1,880,798
NORWAY—2.4%
AEROSPACE & DEFENSE—2.4%
Kongsberg Gruppen ASA	17,460	521,760
(Cost $540,500)
SWITZERLAND—2.8%
LIFE SCIENCES TOOLS & SERVICES—2.8%
Lonza Group AG	888	618,908
(Cost $558,281)
TAIWAN—2.5%
SEMICONDUCTORS—2.5%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,296	554,760
(Cost $263,089)
UNITED KINGDOM—2.7%
SOFT DRINKS & NON-ALCOHOLIC BEVERAGES—2.7%
Coca-Cola HBC AG*	11,353	590,040
(Cost $355,779)
UNITED STATES—54.6%
APPLICATION SOFTWARE—4.4%
Roper Technologies, Inc.	1,029	566,362
Salesforce, Inc.	1,543	398,603
		964,965
BIOTECHNOLOGY—2.4%
Exelixis, Inc.*	14,396	521,423
BROADLINE RETAIL—5.9%
Amazon.com, Inc.*	5,546	1,298,374
CASINOS & GAMING—2.2%
Flutter Entertainment PLC*	1,635	495,183
See Notes to Financial Statements.

ALGER GLOBAL EQUITY FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
COMMON STOCKS—96.9% (CONT.)
UNITED STATES—54.6% (CONT.)
CONSTRUCTION MATERIALS—2.8%
CRH PLC	6,394	$ 610,307
CONSUMER STAPLES MERCHANDISE RETAIL—2.6%
BJ's Wholesale Club Holdings, Inc.*	1,977	209,364
Walmart, Inc.	3,604	353,120
		562,484
FINANCIAL EXCHANGES & DATA—2.1%
S&P Global, Inc.	829	456,862
HEALTHCARE EQUIPMENT—2.6%
Stryker Corp.	1,458	572,600
HEALTHCARE FACILITIES—1.6%
The Ensign Group, Inc.	2,360	354,000
HEAVY ELECTRICAL EQUIPMENT—2.2%
GE Vernova, Inc.	737	486,634
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—2.1%
Vistra Corp.	2,237	466,504
INTERACTIVE HOME ENTERTAINMENT—1.6%
Take-Two Interactive Software, Inc.*	1,565	348,573
INTERACTIVE MEDIA & SERVICES—5.1%
Meta Platforms, Inc., Cl. A	1,457	1,126,902
REGIONAL BANKS—2.8%
Axos Financial, Inc.*	7,070	610,495
SEMICONDUCTORS—9.1%
Broadcom, Inc.	2,898	851,143
NVIDIA Corp.	6,459	1,148,862
		2,000,005
STEEL—1.2%
Carpenter Technology Corp.	1,018	253,879
TRADING COMPANIES & DISTRIBUTORS—2.1%
FTAI Aviation Ltd.	3,423	471,039
TRANSACTION & PAYMENT PROCESSING SERVICES—1.8%
Shift4 Payments, Inc., Cl. A*	3,887	400,361

TOTAL UNITED STATES (Cost $9,037,772)		12,000,590
TOTAL COMMON STOCKS (Cost $16,563,012)		21,297,833
See Notes to Financial Statements.

ALGER GLOBAL EQUITY FUND
Schedule of Investments July 31, 2025 (Unaudited) (Continued)

	SHARES	VALUE
PREFERRED STOCKS—0.0%
UNITED STATES—0.0%
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D(a),*,@	33,858	$ —
(Cost $152,361)		—

MONEY MARKET FUNDS—3.1%
UNITED STATES—3.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 4.19%(b)	676,062	$ 676,062
(Cost $676,062)

Total Investments (Cost $17,391,435)	100.0%	$21,973,895
Unaffiliated Securities (Cost $17,391,435)		21,973,895
Other Assets in Excess of Liabilities	0.0%	9,528
NET ASSETS	100.0%	$21,983,423

ADR	American Depositary Receipts

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures approved by the Board of Trustees.
(b)	Rate shown reflects 7-day effective yield as of July 31, 2025.
*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

Security	Acquisition Date(s)	Acquisition Cost	Market Value	% of net assets as of 7/31/2025
Prosetta Biosciences, Inc., Series D	2/6/15	$152,361	$—	0.0%
Total		$152,361	$—	0.0%
See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

Alger Global Equity Fund (the “Fund”) is an open-end registered investment company organized as a business trust under the laws of  the Commonwealth of Massachusetts. The Fund qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Fund’s investment objective is long-term capital appreciation. It seeks to achieve its objective by investing in equity securities in the United States and foreign countries. The Fund’s foreign investments will include securities of  companies in both developed and emerging market countries.
The Fund offers Class A, C, I and Z shares. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class C shares will automatically convert to Class A shares on the fifth business day of the month following the eighth anniversary of  the purchase date of  a shareholder’s Class C shares, without the imposition of any sales load, fee or other charge. Class C shares held at certain dealers may not convert to Class A shares or may be converted on a different schedule. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Effective August 27, 2019, Class C shares were closed to direct shareholders and are only available for purchase through certain financial intermediaries and group retirement plan recordkeeping platforms. Class I shares are generally sold to institutional investors and are sold without an initial or deferred sales charge. Class Z shares are generally subject to a minimum initial investment of  $500,000. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of  the Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of  the Fund’s assets).
NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Fund values its financial instruments at fair value using independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the "Board"). Investments held by the Fund are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).
The Board has designated, pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), Fred Alger Management, LLC, the Fund's investment adviser ("Alger Management" or the "Investment Manager"), as its valuation designee (the “Valuation Designee”) to make fair value determinations subject to the Board’s review and oversight. The Valuation Designee has established a Valuation Committee (“Committee”) comprised of

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

representatives of the Investment Manager and officers of the Fund to assist in performing the duties and responsibilities of the Valuation Designee.
The Valuation Designee has established valuation processes including but not limited to: (i) making fair value determinations when market quotations for financial instruments are not readily available in accordance with valuation policies and procedures adopted by the Board; (ii) assessing and managing material risks associated with fair valuation determinations; (iii) selecting, applying and testing fair valuation methodologies; and (iv) overseeing and evaluating pricing services used by the Fund. The Valuation Designee regularly reports its fair valuation determinations and related valuation information to the Board. The Committee generally meets quarterly and on an as-needed basis to review and evaluate the effectiveness of  the valuation policies and procedures in accordance with the requirements of  Rule 2a-5.
Investments in short-term securities held by the Fund having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Investments in other open-end investment companies registered under the 1940 Act, including money market funds, are valued at such investment companies' net asset value per share.
Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are generally valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.
Securities in which the Fund invests may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the Valuation Designee, through its Committee, believes to be the fair value of these securities as of the close of the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the NYSE is open.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund's own assumptions based on the best information available in these circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The Fund's quantitative summary by Level can be found in Note 3.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar or identical investments, amortized cost, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The Fund's valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, transaction pricing, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Fund may significantly differ from the valuations that would have been assigned by the Fund had there been an active market for such securities.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of July 31, 2025 in valuing the Funds' investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

Alger Global Equity Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$2,439,759	$1,475,475	$964,284	$—
Consumer Discretionary	2,197,118	1,701,935	495,183	—
Consumer Staples	1,152,524	562,484	590,040	—
Financials	3,459,065	2,142,704	1,316,361	—
Health Care	2,066,931	1,448,023	618,908	—
Industrials	3,763,589	1,213,199	2,550,390	—
Information Technology	4,888,157	4,419,293	468,864	—
Materials	864,186	864,186	—	—
Utilities	466,504	466,504	—	—
TOTAL COMMON STOCKS	$21,297,833	$14,293,803	$7,004,030	$—
PREFERRED STOCKS
Health Care	— [1]	—	—	— [1]
SHORT-TERM INVESTMENTS
Money Market Funds	676,062	676,062	—	—
TOTAL INVESTMENTS IN SECURITIES	$21,973,895	$14,969,865	$7,004,030	$—

[1]	Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of July 31, 2025.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE MEASUREMENTS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Alger Global Equity Fund	Preferred Stocks
Opening balance at November 1, 2024	$—*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and Sales/Distributions
Purchases	—
Sales/Distributions	—
Closing balance at July 31, 2025	—*
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2025	$—

*	Includes securities that are fair valued at zero.
The following table provides quantitative information about the Fund's Level 3 fair value measurements of its investments as of July 31, 2025. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to the Fund's fair value measurements.

	Fair Value July 31, 2025	Valuation Methodology	Unobservable Inputs	Inputs/Range	Weighted Average Inputs
Alger Spectra Fund
Preferred Stocks	$—**	Income Approach	Discount Rate	100%	N/A*

*	Security type listed represents only one investment.
**	Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of July 31, 2025.
The significant unobservable inputs used in the fair value measurement of the Fund's securities are revenue and EBITDA multiples, publicly traded comparable securities’ market value and revenue multiples, transaction pricing, discount rates, and the probability of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples,

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

increases in discount rates, and decreases in the probability of success result in lower fair value measurements.  For the period ended July 31, 2025, there were no changes in valuation methodology on Level 3 investments.